Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents	$ 148,070	$ 83,614
Receivables, prepaids and deposits	1,250	2,595
Deferred financing costs	1,094	1,190
Inventories		1,236
Total current assets other than assets held for sale	150,414	88,635
Assets held for sale	3,926	4,279
Total current assets	154,340	92,914
NON-CURRENT ASSETS
Restricted cash	150	150
Loans to Exar Capital	34,562	37,959
Investment in Cauchari-Olaroz project	131,394
Property, plant and equipment	1,935	158,924
Exploration and evaluation assets	4,342	3,852
Total non-current assets	172,383	200,885
TOTAL ASSETS	326,723	293,799
CURRENT LIABILITIES
Accounts payable and accrued liabilities	5,204	11,879
Current portion of long-term liabilities	3,550	3,111
Total current liabilities	8,754	14,990
LONG-TERM LIABILITIES
Credit and loan facilities	121,221	83,043
Company’s share of Exar Capital borrowings		28,845
Decommissioning provision	326	633
Foreign withholding tax liability		1,445
Other liabilities	5,719	5,222
Total long-term liabilities	127,266	119,188
TOTAL LIABILITIES	136,020	134,178
SHAREHOLDERS’ EQUITY
Share capital	307,152	200,913
Contributed surplus	27,204	28,404
Accumulated other comprehensive loss	(3,487)	(3,867)
Deficit	(140,166)	(65,829)
TOTAL SHAREHOLDERS’ EQUITY	190,703	159,621
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 326,723	$ 293,799